Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2017	December 31, 2016
	Accounts receivable	$28,507	$35,125
	Less: Provision for losses on accounts receivables	(2,781)	(2,212)

Accounts receivable, net	$25,726	$32,913

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2015	$(971)	$52	$—	$(919)
Year ended December 31, 2016	$(919)	$(1,304)	$11	$(2,212)
Year ended December 31, 2017	$(2,212)	$(569)	$—	$(2,781)

See Note 2(t) for a discussion of credit risk. For the year ended December 31, 2017, three customers accounted for 20.3%, 13.7% and 12.7% of the Company’s revenue. For the year ended December 31, 2016, three customers accounted for 28.0%, 13.8% and 11.5% of the Company’s revenue, two of them are in common with the ones accounted for in 2017, and for the year ended December 31, 2015, two customers accounted for 27.8% and 12.9% of the Company’s revenue and are common with the customers accounted for in 2016. For the three years, the most significant customer is common.